Stock-Based Compensation - Expense (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2016
Stock-Based Compensation
Stock-based compensation expense	$ 2.1	$ 2.1
Related income tax benefit of stock-based compensation	$ 0.7	$ 0.7